Pension Plans and Retiree Benefits - Schedule of Collective Investment Mixes for Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2,784.0
Fair value of Plan Assets	$ 2,789.0
Percentage of Plan Assets	100.00%
Percentage of Plan Asset before net receivable	100.00%
Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,731.0	$ 1,683.0	$ 1,519.0
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	1,058.0	1,016.0	906.0
Commingled funds and pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 760.0
Percentage of Plan Asset before net receivable	27.00%
Private Equity/Limited Partnership
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 46.0
Percentage of Plan Asset before net receivable	2.00%
Pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment		$ 38.0
Percentage of Plan Asset before net receivable		1.00%
Collective trust fund
Defined Benefit Plan Disclosure
Total fair value of plan investment		$ 467.0
Percentage of Plan Asset before net receivable		17.00%
Net receivable
Defined Benefit Plan Disclosure
Net receivable	$ 5.0
Percentage of Plan Assets receivable	0.00%
Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,473.0
Percentage of Plan Assets	53.00%
Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 10.0
Percentage of Plan Assets	0.00%
Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2.0
Percentage of Plan Assets	0.00%
Fair value | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 350.0
Percentage of Plan Assets	13.00%
Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,088.0
Percentage of Plan Assets	39.00%
Fair value | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 6.0
Percentage of Plan Assets	0.00%
Fair value | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 17.0
Percentage of Plan Assets	1.00%
Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 524.0
Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	10.0
Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	2.0
Level 1 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	350.0
Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	162.0
Level 1 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	949.0
Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 2 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	926.0
Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	6.0
Level 2 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 17.0
Canada
Defined Benefit Plan Disclosure
Percentage of Plan Assets	100.00%
Target asset mix (as a percent)	100.00%
Canada | Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 16.0	$ 16.0	15.0
Canada | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 0.0	0.0	0.0
Canada | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Percentage of Plan Assets	13.00%
Canada | Fixed income
Defined Benefit Plan Disclosure
Percentage of Plan Assets	87.00%
Canada | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 16.0
Canada | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	2.0
Canada | Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	14.0
Canada | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	16.0
Canada | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	2.0
Canada | Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	14.0
Canada | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Canada | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Canada | Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Foreign Plan
Defined Benefit Plan Disclosure
Total fair value of plan investment	2,768.0
Fair value of Plan Assets	$ 2,773.0
Percentage of Plan Assets	100.00%
Percentage of Plan Asset before net receivable	100.00%
Foreign Plan | Defined Benefit
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,715.0	1,667.0	1,504.0
Foreign Plan | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of Plan Assets	$ 1,058.0	$ 1,016.0	$ 906.0
Foreign Plan | Fixed income | WGL Holdings | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	21.00%
Foreign Plan | Commingled funds and pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 760.0
Percentage of Plan Asset before net receivable	27.00%
Foreign Plan | Private Equity/Limited Partnership
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 46.0
Percentage of Plan Asset before net receivable	2.00%
Foreign Plan | Pooled separate accounts
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 38.0
Percentage of Plan Asset before net receivable	1.00%
Foreign Plan | Pooled separate accounts | Common stock large cap
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	100.00%
Foreign Plan | Collective trust fund
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 467.0
Percentage of Plan Asset before net receivable	17.00%
Foreign Plan | Collective trust fund | Common stock large cap
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	91.00%
Foreign Plan | Collective trust fund | Income producing property
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	9.00%
Foreign Plan | Common stock large cap | WGL Holdings | Defined Benefit
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	51.00%
Foreign Plan | Corporate bonds | WGL Holdings | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Target asset mix (as a percent)	28.00%
Foreign Plan | Net receivable
Defined Benefit Plan Disclosure
Net receivable	$ 5.0
Percentage of Plan Assets receivable	0.00%
Foreign Plan | Fair value
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,457.0
Percentage of Plan Assets	53.00%
Foreign Plan | Fair value | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 8.0
Percentage of Plan Assets	0.00%
Foreign Plan | Fair value | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 2.0
Percentage of Plan Assets	0.00%
Foreign Plan | Fair value | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 350.0
Percentage of Plan Assets	13.00%
Foreign Plan | Fair value | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 1,074.0
Percentage of Plan Assets	39.00%
Foreign Plan | Fair value | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 6.0
Percentage of Plan Assets	0.00%
Foreign Plan | Fair value | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 17.0
Percentage of Plan Assets	1.00%
Foreign Plan | Level 1
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 508.0
Foreign Plan | Level 1 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	8.0
Foreign Plan | Level 1 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	2.0
Foreign Plan | Level 1 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	350.0
Foreign Plan | Level 1 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	148.0
Foreign Plan | Level 1 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Foreign Plan | Level 1 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Foreign Plan | Level 2
Defined Benefit Plan Disclosure
Total fair value of plan investment	949.0
Foreign Plan | Level 2 | Cash and short-term equivalents
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Foreign Plan | Level 2 | Equities | Canada
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Foreign Plan | Level 2 | Equities | Foreign
Defined Benefit Plan Disclosure
Total fair value of plan investment	0.0
Foreign Plan | Level 2 | Fixed income
Defined Benefit Plan Disclosure
Total fair value of plan investment	926.0
Foreign Plan | Level 2 | Derivatives
Defined Benefit Plan Disclosure
Total fair value of plan investment	6.0
Foreign Plan | Level 2 | Other
Defined Benefit Plan Disclosure
Total fair value of plan investment	$ 17.0